Goodwill and Core Deposit Intangible, Net - Schedule of Amortization of Core Deposit Intangible (Details) - Core Deposits - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
2022 (nine months remaining)	$ 121
2022/2023	162	$ 162
2023/2024	162	162
2024/2025	162	162
2025/2026	162	162
2026		162
2027 and thereafter	483
2027 and thereafter		482
Total	$ 1,252	$ 1,292